Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 1,033
Rental payments made under cancelable operating lease agreements	14,036	¥ 15,782	¥ 10,217
Payments for computer systems under non-cancelable contracts	¥ 4,754	4,231	¥ 3,297
Longest non-cancelable contracts, maturity year	2022
Estimated construction costs	¥ 88,728
Total unused credit and capital amount available	347,603
Guarantee Obligations Maximum Exposure	779,288	832,211
Guarantee Obligations Current Carrying Value	35,242	25,539
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	396,340	439,253
Guarantee Obligations Current Carrying Value	5,875	4,959
Corporate Loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,278,000	1,204,000
Guarantee Obligations Current Carrying Value	¥ 1,080	¥ 1,016